CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 103,900	$ 79,111
Proceeds from convertible debt	$ 567,050	$ 590,250
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	17.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	32.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	25.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	8.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	18.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 295,000	$ 101,250
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	150,000	189,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	127,500	150,000
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	120,000	50,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 224,885	$ 100,000